Notes payable - Narrative - Needham Bank (Details) - Line of credit $ in Thousands	Oct. 10, 2025 USD ($)	Dec. 31, 2025 USD ($)	Nov. 06, 2024 USD ($)
Notes payable
Original facility size		$ 787,046
Amended Needham LOC
Notes payable
Original facility size		$ 100,000
Amended Needham LOC | Revolving credit facility
Notes payable
Original facility size	$ 100,000		$ 40,000
Additional borrowing capacity			$ 20,000
Debt service coverage ratio	1.5
Loan-to-value ratio threshold	80.00%